Basis of Presentation and Summary of Significant Accounting Policies - Initial Application of IFRS 16 (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	$ 51,883	$ 55,413		$ 58,325
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Adjustment for the lease liabilities under IFRS 16 on the date of initial application		$ 2,911	$ 2,911
Property, plant and equipment			$ 61,236